Securities, 424I - Securities, 424I: 1	9 Months Ended
Sep. 30, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	false
Security Class Title	Common Stock, $0.001 par value per share
Fee Rate	0.00014%
Amount of Registration Fee	$ 7,882.74